CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Revenues	$ 318,305	2,003,378	1,498,909	1,141,315
Operating costs and expenses:
Hotel operating costs	(253,144)	(1,593,260)	(1,182,927)	(971,550)
Sales and marketing expenses	(7,821)	(49,222)	(39,557)	(30,824)
General and administrative expenses	(33,332)	(209,786)	(122,371)	(65,074)
Total operating costs and expenses	(294,297)	(1,852,268)	(1,344,855)	(1,067,448)
Income from operations	24,008	151,110	154,054	73,867
Other income (expense):
Interest income	989	6,224	3,127	3,669
Interest expense	(1,146)	(7,212)	(2,082)	(81,867)
Loss on debt extinguishment				(26,477)
Change in fair value of ordinary share purchase warrants				(76,376)
Equity in income (loss) of an affiliate	19	120	(18)	23
Income (loss) before income taxes	23,870	150,242	155,081	(107,161)
Income tax benefit (expense)	(5,761)	(36,259)	(35,833)	4,952
Net income (loss)	18,109	113,983	119,248	(102,209)
Net loss (income) attributable to noncontrolling interests	2,368	14,903	(1,557)	(1,745)
Net income (loss) attributable to 7 Days Group Holdings Limited	20,477	128,886	117,691	(103,954)
Deemed dividends to Series C convertible preferred shareholders				(28,993)
Net income (loss) attributable to 7 Days Group Holdings Limited ordinary shareholders	$ 20,477	128,886	117,691	(132,947)
Basic earnings (losses) per ordinary share	$ 0.14	0.86	0.79	(1.93)
Diluted earnings (losses) per ordinary share	$ 0.14	0.85	0.78	(1.93)